Stockholders' Equity - Summary of Stock Option Outstanding Under Various Plans (Details) - shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options Outstanding in Plans	248,567	268,860	224,000	226,000
Equity Compensation Plans Not Approved By Security Holders [Member]
Number of Options Outstanding in Plans	180,000	180,000
Equity Incentive Plan [Member]
Number of Options Outstanding in Plans	68,567	89,000